Description of Business and Organization	12 Months Ended
Dec. 31, 2016
Description of Business and Organization
Description of Business and Organization

1.Description of Business and Organization

Description of business

SPI Energy Co., Ltd. (“SPI Energy” or the “Company”), its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively the “Group”) is a provider of photovoltaic (“PV”) solutions for business, residential, government and utility customers and investors. The Group provides engineering, procurement and construction (“EPC”) services to third party project developers and various PV-related products and services on an e-commerce and investment platform to retail customers and solar project developers. The Group also develops solar PV projects which are either sold to third party operators or owned and operated by the Group for selling of electricity to the grid in multiple countries in Asia, North America and Europe.

Organization

The Company was incorporated in the Cayman Islands on May 4, 2015 for the sole purpose of effectuating the redomicile of the Company’s predecessor, Solar Power, Inc., a California corporation (“SPI California”). The redomicile was approved by the shareholders of SPI California on May 11, 2015, pursuant to which one share of common stock of SPI California held by the shareholders was converted into one SPI Energy’s ordinary share. On January 4, 2016, SPI California completed the redomicile, resulting in SPI Energy becoming the publicly held parent company of SPI California. SPI Energy’s shares then began quotation on the Open Transparent Connected Markets under the symbol “SRGYY” effective January 4, 2016. On January 19, 2016, SPI Energy’s shares were listed on the Nasdaq Global Select Market and traded under the symbol “SPI”.

The major subsidiaries and consolidated VIEs of the Company as of December 31, 2016 are summarized as below:

Major Subsidiaries	Abbreviation	Location
Xinwei Solar Engineering and Construction (Suzhou) Co., Ltd.	Xinwei Suzhou	China
Xinyu Xinwei New Energy Co., Ltd.	Xinyu Xinwei	China
Sinsin Renewable Investment Limited	Sinsin	Greece
Gonghe County Xinte Photovoltaic Co., Ltd.	Xinte	China
SPI Renewables Energy (Luxembourg) Private Limited Company S.a.r.l. (formerly known as CECEP Solar Energy (Luxembourg) Private Limited Company (S.a.r.l.)) and Italsolar S.r.l.	CECEP	Luxembourg, Italy
Solar Juice Pty Ltd.	Solar Juice	Australia
Solarbao E-commerce (HK) Limited	Solarbao E-commerce	Hong Kong
Jiangsu Solarbao Leasing Co., Ltd.	Jiangsu Solarbao	China
Yanhua Network Technology (Shanghai) Co., Ltd.	Yanhua Network	China
SPI Solar Japan G.K.	SPI Japan	Japan
Solar Power Inc UK Service Limited	SPI UK	United Kingdom

VIEs	Abbreviation	Location
Shanghai Meijv Network Technology Co., Ltd.	Meijv	China
Lv Neng Tao E-Commerce (Suzhou) Co., Ltd.	Lv Neng Tao	China

Solarbao E-commerce, Jiangsu Solarbao and Yanhua Network were incorporated by the Group in 2015 to raise interest bearing funds from individual investors through an online platform owned by Solar Energy E-Commerce (Shanghai) Limited (“Solar Energy”) for use in the purchases and leasing of solar related products to the Group or third party developers. Pursuant to the terms of the agreements entered with individual investors, Solar Energy, the Group and/or third party project developers, the Group incurs interest expenses and is expected to repay the funds provided by individual investors (See Note 15). For those transactions where the solar related products are leased to third party developers, the Group earns finance lease income (See Note 2(r) and Note 8). For those transactions where the solar related products are leased to entities within the Group, they are eliminated in the consolidated financial statements as they are inter-company transactions between two subsidiaries of the Company (with one of the subsidiaries as accounting lessor and the other one as accounting lessee). As the Group use the on-line platform owned by Solar Energy which also serves as an agent to collect funds from and repay funds to individual investors on behalf of the Group, the Group pays commission fee to Solar Energy for the services provided (See Note 29).

Solar Energy was incorporated in China on December 8, 2014 by Xiaofeng Peng (“Mr. Peng”), Min Xiahou and Jing Liu, who are the chairman of the Company’s board of directors, deputy chairman of the Company’s board of directors and former chief financial officer of the Group, respectively. The Group determines that Solar Energy is a related party of the Group. Solar Energy operates the “www.solarbao.com” e-commerce and investment platform which primarily targets retail customers residing in the PRC. On March 26, 2015, the Group, through Yanhua Network, entered into a series of contractual arrangements (“VIE Agreements”) with Solar Energy and its shareholders. The contractual arrangements include power of attorney, call option agreement, equity pledge agreement, and a consulting services agreement. As of the date of these consolidated financial statements, the Group has not established the legal enforceability of these contractual agreements described above including the registration of the equity pledge agreement in the relevant government bureau in the PRC. Therefore, the financial results of Solar Energy have not been included in the accompanying consolidated financial statements of the Company as the legal enforceability of the contractual agreements is yet to be established.

In March 2016, the Group established a new corporate structure and has since conducted its on-line fund raising and leasing business through Meijv instead of Solar Energy in the PRC.

Variable interest entities

The Group operates its on-line fund raising and leasing business and its on-line solar products trading through Meijv and Lv Neng Tao (collectively referred to as the “VIEs”) respectively. Both Meijv and Lv Neng Tao are limited liability companies established in the PRC and hold the requisite licenses and permits necessary to conduct the on-line businesses, which are restricted from foreign investment in accordance with the relevant PRC laws and regulations. Meijv was established by Shanghai Youying E-commerce Co., Ltd. (“Youying”) on June 12, 2015. Lv Neng Tao was established on June 17, 2015 by Mr. Min Xiahou, the deputy chairman of the Company’s board of directors, Mr. Minghua Zhao, a former director of the Group and Mr. Tairan Guo, the Group’s Chief Financial Officer. These individuals act as nominee equity holders of Lv Neng Tao on behalf of the Company. On March 17, 2016, Meijv entered into a series of contractual arrangements with Yanhua Network and Youying, including exclusive call option agreement, proxy voting agreement, exclusive business cooperation agreement and equity interest pledge agreement (collectively, the “Meijv VIE Agreements”). On January 1, 2016, Lv Neng Tao entered into a series of contractual arrangements with Yanhua Network and its legal shareholders, including exclusive call option agreement, proxy voting agreement, exclusive business cooperation agreement and equity interest pledge agreement (collectively, the “Lv Neng Tao VIE Agreements”, and together with Meijv VIE Agreements, the “VIE Agreements”)

Pursuant to the VIE Agreements, Youying and Lv Neng Tao’s legal shareholders have granted all of their legal rights in Meijv and Lv Neng Tao, respectively, including voting rights and deposition rights, to Yauhua Network. As a result, Youying and Lv Neng Tao’s legal shareholders does not have the direct or indirect ability through voting rights or similar rights to make decision about the activities of Meijv and Lv Neng Tao, respectively, that have a significant effect on the success of Meijv and Lv Neng Tao. The Company, through Yauhua Network, has obtained a financial controlling interest of Meijv and Lv Neng Tao which enable it to have (1) the power to direct the activities that most significantly affects the economic performance of Meijv and Lv Neng Tao, and (2) the right to receive benefits or have the obligation to absorb losses and to receive the expected residual return of Meijv and Lv Neng Tao that could potentially be significant to Meijv and Lv Neng Tao. Accordingly, the Company, through Yanhua Network, is considered the primary beneficiary of Meijv and Lv Neng Tao. As such, the financial results of Meijv and Lv Neng Tao are included in the Company’s consolidated financial statements. Prior to the signing of Meijv VIE Agreements on March 17, 2016 and Lv Neng Tao VIE Agreements on January 2016, Meijv and Lv Neng Tao had not carried out any business except for the holding the business licenses and permits necessary to conduct the on-line businesses in the PRC.

The key terms of the VIE Agreements are as follows:

Exclusive Call Option Agreement

Through the exclusive call option agreement entered into among Yanhua Network, Meijv and Youying, Yanhua Network or its designated third party has an exclusive purchase option to acquire all or a part of the equity interest or assets in Meijv at any time when permitted by applicable PRC laws and regulations in its sole discretion. The transfer price will be the minimum amount of consideration permitted under PRC law at the time of transfer. Youying has also committed in written to return all the consideration to Yanhua Network if such option is exercised. In addition, without Yanhua Network’s or its controlling shareholder’s prior written consent, the shareholders of Meijv shall not transfer their equity interest in Meijv, and Meijv shall not transfer any of its assets. Youying should also return any profit appropriation, dividend and liquidation income derived from Meijv to Yanhua Network. This agreement will remain effective until all of Meijv’s equity interest and assets are transferred to Yanhua Network or its designated third party.

The exclusive call option agreement between Yanhua Network, Lv Neng Tao and the legal shareholders of Lv Neng Tao contains the same terms as those described above.

Proxy Voting Agreement

Through the proxy voting agreement entered into among Yanhua Network, Meijv and Youying, Youying undertakes to execute a power of attorney to exclusively assign its rights as shareholder of Meijv to Yanhua Network’s designated person, including voting right, right to transfer any equity interest in Meijv and right to appoint directors and officers. This agreement will remain effective so long as Youying remains to be the shareholder of Meijv.

The proxy voting agreement between Yanhua Network, Lv Neng Tao and the shareholders of Lv Neng Tao contains the same terms as those described above.

Exclusive Business Cooperation Agreement:

Pursuant to the exclusive business cooperation agreement entered into between Meijv and Yanhua Network, Meijv irrevocably appoints and designates Yanhua Network as its exclusive service provider to provide, among others, relevant technical and consulting services. The service fees are determined based on the actual services provided by Yanhua Network during the relevant period. This agreement shall remain effective unless otherwise terminated by Yanhua Network or terminated according to other provisions therein. Yanhua Network may terminate this agreement in its sole discretion at any time with prior written notice. Meijv has no authority to terminate the exclusive business cooperation agreement. During the term of exclusive business cooperation agreement, both Yanhua Network and Meijv shall renew their operation terms prior to the expiration thereof so as to enable the exclusive business cooperation agreement to remain effective. The exclusive business cooperation agreement shall be terminated upon the expiration of the operation term of either Yanhua Network or Meijv, if the application for renewal of their operation terms are not approved by relevant government authorities.

The exclusive business cooperation agreement between Yanhua Network and Lv Neng Tao contains the same terms as those described above.

Equity Interest Pledge Agreement:

Under the equity interest pledge agreement, Youying pledges all the equity interests in Meijv to Yanhua Network to secure performance of all obligations of Youying under the exclusive business cooperation agreement, the exclusive option agreement and the proxy voting agreement. This equity interest pledge agreement will remain effective until the full performance of the contractual obligations under the exclusive business cooperation agreement, the exclusive call option agreement and the proxy voting agreement.

The equity interest pledge agreement between Yanhua Network and Lv Neng Tao contains the same terms as those described above.

Risk in relation to the VIE structure

In the opinion of the Company’s management, the VIE Agreements have resulted in the Company, through Yanhua Network, having the power to direct activities that most significantly impact the VIEs and their respective subsidiaries, including appointing key managements, setting up operating policies, exerting financial controls and transferring profit or assets out of the VIEs at its discretion. The Company considers that it, through Yanhua Network, has the right to receive all the benefits and assets of the VIEs. As the VIEs were established as limited liability companies under the PRC law, their creditors do not have recourse to the general credit of the Company and Yanhua Network for the liabilities of the VIEs, and the Company and Yanhua Network do not have the legal obligation to assume the liabilities of the VIEs.

The Group has determined that the VIE Agreements are in compliance with PRC laws and regulations and are legally enforceable. However, the Company cannot be certain that the PRC government authorities will not ultimately take a view contrary to that of the Company. If the Company, Yanhua Network and legal shareholders of Meijv and Lv Neng Tao were found to be in violation of any existing or future PRC laws and regulations, or fail to obtain or maintain any of the required permits and approvals, the relevant PRC regulatory authorities would have board discretion in dealing with such violations, including requiring the Company to undergo a costly and disruptive restructuring such as forcing the Company to transfer its equity interests in Yanhua Network to a domestic entity or invalidating the VIE Agreements. The imposition of any of these government actions could result in the termination of the VIE Agreements, which would result in the Company losing the (i)ability to direct the activities of the VIEs and (ii) rights to receive substantially all the economic benefits and residual returns from the VIEs. In the opinion of the management, the likelihood of the termination of the VIE Agreements is remote based on the facts and circumstances.

The interests of the legal shareholders of the VIEs, may diverge from that of the Company and that may potentially increase the risk that the VIEs’ legal shareholders would seek to act contrary to the contractual terms. The Company cannot assure that when conflicts of interest arise, the VIEs’ legal shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. The Company believes the VIEs’ legal shareholders will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the VIEs’ legal shareholders as the shareholder of the VIEs should the VIEs’ legal shareholders acts to the detriment of the Company. The Company relies on the VIEs’ legal shareholders to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the VIEs’ legal shareholders, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

There is no VIE in which the Group has a variable interests but is not the primary beneficiary. Currently, there is no contractual arrangement that could require the Group to provide financial support to the VIEs.

The following assets and liabilities information of the VIEs and their operating results and cash flows have been included in the accompanying consolidated financial statements as of and for the year ended December 31, 2016:

December 31, 2016
ASSETS
Cash and cash equivalents	$1,661
Inventories, net	4
Prepaid expenses and other current assets	2,192
Other receivable, noncurrent	636
Property, plant and equipment, net	25

Total assets	$4,518

LIABILITIES
Accounts payable	$78
Accrued liabilities	1,222
Other current liabilities due to intra-group entities*	9,411
Other current liabilities	6,090

Total liabilities	$16,801

For the Year Ended December 31, 2016
Net sales	2,503
Net sales from intra-group entities	1,226
Net loss	(12,209)

For the Year Ended December 31, 2016
Net cash provided by operating activities	1,997
Net cash used in investing activities	(336)
Net cash provided by financing activities	—

*Other current liabilities due to intra-group entities represent the amounts due to the Company’s subsidiaries, which have been eliminated upon consolidation.